18. Fair Value Disclosures, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real Estate Held for sale	$ 1,680	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	4,869	7,098
Repossessions/OREO, net	2,768	5,724
Real Estate Held for sale	1,680
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Real Estate Held for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Real Estate Held for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	4,869	7,098
Repossessions/OREO, net	2,768	$ 5,724
Real Estate Held for sale	$ 1,680